CAPITAL STRUCTURE, FINANCIAL RISK AND RELATED ITEMS - Share Capital (Details)					12 Months Ended
	Mar. 17, 2021 DKK (kr) shares	Jul. 17, 2019 DKK (kr)	Mar. 29, 2019 DKK (kr) shares	Apr. 09, 2014 DKK (kr) shares	Dec. 31, 2019 DKK (kr) Vote item kr / shares shares	Mar. 17, 2016 DKK (kr) shares	Dec. 31, 2014 shares
Share Capital
Par value (in euros per share) | kr / shares					kr 1
Number Of Shares Authorised | shares					65,074,502
Number Of Votes | Vote					1
Number of shares issued | shares					3,277,500		4,600,000
Increase in authorized capital | kr		kr 2,850,000
Additional Increase in authorized capital | kr		427,500
Remaining amount of the authorization | kr		kr 4,222,500
Warrants remain available for issue | item					370,381
Warrants remain available for reissue | item					7,883
Number of shares authorized to be repurchased | shares			500,000		500,000
Nominal value of shares repurchases | kr			kr 500,000		kr 500,000
Forecast
Share Capital
New shares issued on conversion of loan | shares	4,000,000
Time limit for conversion of debt to equity	5 years
First authorization
Share Capital
Warrants issued | item					346,337
Warrants reissued | item					9,988
Number of shares authorized to be repurchased | shares						500,000
Nominal value of shares repurchases | kr						kr 500,000
Share repurchased | shares					225,000
Share repurchased amount | kr					kr 225,000
Shares available for repurchase | shares					775,000
Shares available for repurchase amount | kr					kr 775,000
Second authorization
Share Capital
Warrants issued | item					283,282
Warrants reissued | item					76
Number of shares authorized to be repurchased | shares			500,000
Nominal value of shares repurchases | kr			kr 500,000
Maximum
Share Capital
Number Of Shares Authorised | shares					7,500,000
Number of shares issued | shares					2,000,000
Warrants authorized to issue | shares			500,000	500,000
Capital increases in cash | kr			kr 500,000	kr 500,000
Maximum | Forecast
Share Capital
Maximum amount of loans against bonds or other financial instruments | kr	kr 3,000,000,000
Value of convertible loans | kr	kr 4,000,000